Summary of Significant Accounting Policies (Details) - NEWTOWN LANE MARKETING, INCORPORATED [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit (in Dollars)	$ 2,737,022	$ 2,652,849
Net losses (in Dollars)	$ 84,173	155,680	$ 62,411
Number of option outstanding	0			886,190
Working capital deficit (in Dollars)		$ 554,973
Number of potentially dilutive securities		0	886,190
Conversion of convertible note payable		367,000	347,000
Aggregate of shares exercised			886,190